UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss Asset Management, L.P.
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Address:   677 Madison Avenue, 3rd Floor
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           New York, New York 10021
           --------------------------------------------------

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Form 13F File Number:      028-06219
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Howard Guberman          New York, New York           08/13/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        47
                                               -------------

Form 13F Information Table Value Total:       $214,642
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE


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                                                       FORM 13F INFORMATION TABLE
      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
TRANSOCEAN INC     ORD          G90078109    936     30,058   SH         SOLE          30,058   0       0
-----------------------------------------------------------------------------------------------------------
ACTV INC           COMMON       00088E104    134    116,400   SH         SOLE         116,400   0       0
-----------------------------------------------------------------------------------------------------------
AT&T WIRELESS SVCS
 INC               COMMON       00209A106  1,156    197,670   SH         SOLE         197,670   0       0
-----------------------------------------------------------------------------------------------------------
ADVANCED SWITCHING
 COMMUNICA         COMMON       00757V106    283    250,000   SH         SOLE         250,000   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN INTL
 GROUP INC         COMMON       026874107 13,912    203,894   SH         SOLE         203,894   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS
 INC               COMMON       030411102  4,321    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN
 CORP              COMMON       03073E105 13,836    182,050   SH         SOLE         182,050   0       0
-----------------------------------------------------------------------------------------------------------
AON CORP           COMMON       037389103      2     25,000   SH         SOLE          25,000   0       0
-----------------------------------------------------------------------------------------------------------
BURNHAM PAC PPTYS
 INC               COMMON       12232C108    441    300,000   SH         SOLE         300,000   0       0
-----------------------------------------------------------------------------------------------------------
CHASE INDS INC     COMMON       161568100  1,178     84,800   SH         SOLE          84,800   0       0
-----------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP COMMON       166764100  8,518     96,254   SH         SOLE          96,254   0       0
-----------------------------------------------------------------------------------------------------------
CHILES OFFSHORE
 INC               COMMON       16888M104  3,104    128,000   SH         SOLE         128,000   0       0
-----------------------------------------------------------------------------------------------------------
COMCAST CORP       CL A SPL     200300200  1,907     80,000   SH         SOLE          80,000   0       0
-----------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP   COMMON       264399106    970     31,200   SH         SOLE          31,200   0       0
-----------------------------------------------------------------------------------------------------------
FRANKLIN RES INC   COMMON       354613101    295      6,925   SH         SOLE           6,925   0       0
-----------------------------------------------------------------------------------------------------------
GOLDEN ST BANCORP
 INC               COMMON       381197102 14,501    400,000   SH         SOLE         400,000   0       0
-----------------------------------------------------------------------------------------------------------
GULF INDONESIA
 RES LTD           COMMON       402284103  5,276    400,000   SH         SOLE         400,000   0       0
-----------------------------------------------------------------------------------------------------------
GULF WEST BKS INC  COMMON       402582100  2,069    140,300   SH         SOLE         140,300   0       0
-----------------------------------------------------------------------------------------------------------
HISPANIC
BROADCASTING CORP  CL A         43357B104  6,577    252,000   SH         SOLE         252,000   0       0
-----------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP
 COS INC           COMMON       460690100  2,044     82,569   SH         SOLE          82,569   0       0
-----------------------------------------------------------------------------------------------------------
IVEX PACKAGING
 CORP DEL          COMMON       465855104 11,385    500,000   SH         SOLE         500,000   0       0
-----------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP  COMMON       46612J101     66     24,826   SH         SOLE          24,826   0       0
-----------------------------------------------------------------------------------------------------------
JP REALTY INC      COMMON       46624A106  2,087     78,325   SH         SOLE          78,325   0       0
-----------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON  COMMON       478160104 15,955    305,304   SH         SOLE         305,304   0       0
-----------------------------------------------------------------------------------------------------------
JONES APPAREL GROUP
 INC               COMMON       480074103    526     14,032   SH         SOLE          14,032   0       0
-----------------------------------------------------------------------------------------------------------
LASER MTG MGMT INC COMMON       51806D100     64     54,000   SH         SOLE          54,000   0       0
-----------------------------------------------------------------------------------------------------------
LIMITED BRANDS INC COMMON       532716107  1,372     64,424   SH         SOLE          64,424   0       0
-----------------------------------------------------------------------------------------------------------
NEWS CORP LTD      SP ADR PFD   652487802  1,573     79,647   SH         SOLE          79,647   0       0
-----------------------------------------------------------------------------------------------------------
OPTI INC           COMMON       683960108     86     60,700   SH         SOLE          60,700   0       0
-----------------------------------------------------------------------------------------------------------
PENN VA CORP       COMMON       707882106    585     15,000   SH         SOLE          15,000   0       0
-----------------------------------------------------------------------------------------------------------
PENNICHUCK CORP    COMMON NEW   708254206    786     27,200   SH         SOLE          27,200   0       0
-----------------------------------------------------------------------------------------------------------
PENNZOIL-QUAKER
 STATE COMPAN      COMMON       709323109 15,071    700,000   SH         SOLE         700,000   0       0
-----------------------------------------------------------------------------------------------------------
PETROLEUM GEO-SVCS
 A/S              SPONSORED ADR 716597109    306     85,000   SH         SOLE          85,000   0       0
-----------------------------------------------------------------------------------------------------------
PHILLIPS PETE CO   COMMON       718507106  4,139     70,300   SH         SOLE          70,300   0       0
-----------------------------------------------------------------------------------------------------------
PRICE
 COMMUNICATIONS CORP COMMON NEW 741437305  1,600    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
R G S ENERGY
 GROUP INC         COMMON       74956K104 11,760    300,000   SH         SOLE         300,000   0       0
-----------------------------------------------------------------------------------------------------------
SWISS ARMY BRANDS
 INC               COMMON       870827102    900    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
SYNCOR INTL
 CORP DEL          COMMON       87157J106  7,115    225,900   SH         SOLE         225,900   0       0
-----------------------------------------------------------------------------------------------------------
TRW INC            COMMON       872649108  9,971    175,000   SH         SOLE         175,000   0       0
-----------------------------------------------------------------------------------------------------------
TRIGON HEALTHCARE
 INC               COMMON       89618L100 20,116    200,000   SH         SOLE         200,000   0       0
-----------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW  COMMON       902124106  1,537    113,784   SH         SOLE         113,784   0       0
-----------------------------------------------------------------------------------------------------------
US BANCORP DEL     COMMON NEW   902973304    266     11,378   SH         SOLE          11,378   0       0
-----------------------------------------------------------------------------------------------------------
UNILAB CORP NEW    COMMON NEW   904763208  4,035    147,300   SH         SOLE         147,300   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC         CL A         925524100  8,020    180,400   SH         SOLE         180,400   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC         CL B         925524308  8,429    189,978   SH         SOLE         189,978   0       0
----------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC COMMON       939322103  4,775    128,675   SH         SOLE         128,675   0       0
-----------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH
 NETWORK NEW       COMMON       94973H108    657      8,440   SH         SOLE           8,440   0       0
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